Risk Category of Loans by Class of Loans (Excluding Mortgage Loans Held for Sale) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 408,312,000	$ 385,152,000
Unearned discount	201,000	130,000
Total	403,384,642	380,511,384
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	388,438,000	358,272,000
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	5,814,000	5,288,000
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	14,000,000	21,313,000
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	60,000	279,000
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	260,185,000	245,676,000
Unearned discount	91,000	94,000
Total	260,094,000	245,582,000
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	241,926,000	223,692,000
Commercial Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	5,653,000	5,169,000
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	12,606,000	16,815,000
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	77,409,000	60,563,000
Unearned discount	94,000	34,000
Total	77,315,000	60,529,000
Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	76,206,000	57,835,000
Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	144,000	71,000
Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,059,000	2,553,000
Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	104,000
Installment and Other
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	16,458,000	16,148,000
Unearned discount	2,000	0
Total	16,456,000	16,148,000
Installment and Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	16,246,000	16,004,000
Installment and Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	17,000	45,000
Installment and Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	15,000	99,000
Installment and Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Commercial Financial And Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	54,260,000	62,765,000
Unearned discount	14,000	2,000
Total	54,246,000	62,763,000
Commercial Financial And Agricultural | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	53,880,000	60,741,000
Commercial Financial And Agricultural | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	3,000
Commercial Financial And Agricultural | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	320,000	1,846,000
Commercial Financial And Agricultural | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 60,000	$ 175,000